Impairment charges and expected credit losses - Nevada Copper (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Impairment of Streams, Royalties and other interests
Loans receivable	$ 1,708		$ 1,708		$ 27,976
Mineral interests	1,634,047		1,634,047		1,773,053
Impairment charge	141,771	$ 0	148,034	$ 0
Before provision for expected credit losses
Impairment of Streams, Royalties and other interests
Loans receivable	1,708		1,708		37,699
Mineral interests	2,196,814		2,196,814		2,193,414	$ 1,567,111
Nevada Copper
Impairment of Streams, Royalties and other interests
Loans receivable	$ 20,000		20,000
Impairment charge			$ 104,100
Nevada Copper stream
Impairment of Streams, Royalties and other interests
Gold and silver stream ratio	97.50%		97.50%
Mineral interests	$ 46,200		$ 46,200
Impairment charge	0		0
Loan receivable - Nevada Copper
Impairment of Streams, Royalties and other interests
Recoverable amount	0		0
Loan receivable - Nevada Copper | Before provision for expected credit losses
Impairment of Streams, Royalties and other interests
Loans receivable	0		0		$ 11,840
Tranche A 2 Secured Loan Receivable - Nevada Copper
Impairment of Streams, Royalties and other interests
Loans receivable	15,100		15,100
Unsecured Funding - Nevada Copper
Impairment of Streams, Royalties and other interests
Loans receivable	$ 4,900		$ 4,900
Pumpkin Hollow open pit project area
Impairment of Streams, Royalties and other interests
NSR royalty	2.00%		2.00%
Tedeboy exploration area
Impairment of Streams, Royalties and other interests
NSR royalty	2.00%		2.00%